Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous assets [abstract]
Transactions in transit	€ 88	€ 157	€ 143
Net pension plan assets (Note 25)	635	903	1,015
Prepayments and accrued income	2,806	3,129	3,089
Other (Note 2.n)	7,362	5,752	4,744
Other assets, total	€ 10,891	€ 9,941	€ 8,991